Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2019
Share-based payment arrangements [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of Share Options
A summary of stock-options outstanding is as follows:

	Stock Options	Weighted Average Exercise Price
	#	$
Balance, June 30, 2017	15,233,566	1.84
Granted	18,530,000	7.16
Exercised (1)	(4,809,443)	1.91
Forfeited	(798,004)	2.66
Balance, June 30, 2018	28,156,119	5.36
Granted	58,775,913	8.12
Exercised (1)	(14,426,904)	3.22
Forfeited	(4,184,365)	8.41
Balance, June 30, 2019	68,320,763	7.99

(1)	The weighted average share price during the year ended June 30, 2019 was $10.05 (year ended June 30, 2018 - $9.05).

Disclosure of Range of Exercise Prices of Outstanding Share Options
The following table summarizes the stock options that remain outstanding as at June 30, 2019:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
0.30 - 6.99	May 23, 2020 - Jan 9, 2024	3.07	19,071,487	10,431,926
7.00 - 9.99	Dec 7, 2022 - Jun 26, 2024	4.13	18,153,896	2,007,409
10.00 - 10.99	Jan 15, 2023 - Mar 13, 2026	6.32	23,657,213	3,198,131
11.00 - 13.63	Jan 2, 2023 - May 28, 2024	4.34	7,438,167	1,158,740
		4.62	68,320,763	16,796,206

Weighted Average Assumptions
Stock options granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended June 30, 2019	Year ended June 30, 2018
Risk-Free Annual Interest Rate (1)	1.81%	1.73%
Expected Annual Dividend Yield	0%	0%
Expected Stock Price Volatility (2)	81.37%	81.02%
Expected Life of Options (Years) (3)	2.96	2.97
Forfeiture Rate	4.17%	4.59%

(1)	The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.

(2)	Volatility was estimated by using the average historical volatility of the Company.

(3)	The expected life in years represents the period of time that options granted are expected to be outstanding.

Summary of RSUs and DSUs Outstanding
The following table summarizes the RSUs and DSUs that remain outstanding as at June 30, 2019:

Weighted Average Issue Price ($)	Expiry Date	RSUs and DSUs Outstanding (#)	RSUs and DSUs Vested (#)
2.76	September 29, 2020	1,233,336	333,331
7.39 - 8.54	August 3, 2021 - September 17, 2021	482,333	12,000
9.03 - 10.32	July 12, 2021 - January 15, 2023	314,668	1,250
		2,030,337	346,581
A summary of the RSUs and DSUs outstanding are as follows:

	RSUs and DSUs	Weighted Average Issue Price
	#	$
Balance, June 30, 2017	—	—
Issued	2,277,128	3.26
Vested	(127,128)	6.75
Balance, June 30, 2018	2,150,000	3.29
Issued	742,527	8.02
Vested and exercised	(742,188)	3.34
Forfeited	(120,002)	4.17
Balance, June 30, 2019	2,030,337	4.94

(1)	As of June 30, 2019, there were 2,001,337 RSUs and 29,000 DSUs outstanding (June 30, 2018 - 2,150,000 RSUs and no DSUs).